Income and Expenses - Finance Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Interest income	€ 1,781	€ 1,996	€ 2,133
Foreign exchange gains (net)	2,341	6,050
Total	€ 4,122	€ 8,046	€ 2,133